Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
Property and equipment, net consist of the following at year-end:

	2023	2022
Land	$136,195	$134,407
Buildings and leasehold improvements	977,590	754,940
Equipment	1,115,223	886,601
Total cost	2,229,008	1,775,948
Total accumulated depreciation	(1,109,123)	(919,863)
	$1,119,885	$856,085